Unaudited Condensed Consolidated Statements of Income and Comprehensive Income - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Revenues	$ 10,886,381	$ 12,410,490
Cost of revenues	(9,392,926)	(10,798,640)
Gross profit	1,493,455	1,611,850
Operating expenses
Selling and distribution expenses	(140,886)	(23,623)
General and administrative expenses	(1,788,534)	(955,787)
Total operating expenses	(1,929,420)	(979,410)
Income from operations	(435,965)	632,440
Other income:
Other income	25
Exchange difference	37,676	18,577
Interest income, net	8,630	14,442
Total other income, net	46,331	33,019
(Loss) / Income before tax expenses	(389,634)	665,459
Income tax expenses	(104,613)	(79,484)
Net (loss) / income	(494,247)	585,975
Other comprehensive (loss) / income, net of tax
Foreign currency translation adjustment	(12,968)	18,014
Total other comprehensive (loss) / income	$ (507,215)	$ 603,989
Net (Loss) / Income per share attributable to ordinary shareholders
Basic (in Shares)	21,100,000	19,500,000
Diluted (in Shares)	21,100,000	19,500,000
Weighted average number of ordinary shares used in computing net income per share (in Dollars per share)	$ (0.024)	$ 0.031